Employee Benefits - Components of Net Periodic Benefit Cost and Other Amounts Recognized in Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension Plans [Member]
Components Of Net Periodic Benefit Cost
Service cost	$ 208	$ 187	$ 177
Interest cost	224	220	211
Expected return on plan assets	(379)	(284)	(266)
Prior service cost (credit) and transition obligation (asset) amortization		(2)	(5)
Actuarial loss (gain) amortization	146	127	175
Net periodic benefit cost	199	248	292
Net actuarial gain (loss) arising during the year	(305)	(48)	(270)
Net actuarial loss (gain) amortized during the year	146	127	175
Net prior service cost (credit) and transition obligation (asset) amortized during the year		(2)	(5)
Total recognized in other comprehensive income (loss)	(159)	77	(100)
Total recognized in net periodic benefit cost and other comprehensive income (loss)	(358)	(171)	(392)
Postretirement Welfare Plan [Member]
Components Of Net Periodic Benefit Cost
Interest cost	2	2	3
Expected return on plan assets	(3)	(3)	(1)
Prior service cost (credit) and transition obligation (asset) amortization	(3)	(3)	(3)
Actuarial loss (gain) amortization	(6)	(5)	(4)
Net periodic benefit cost	(10)	(9)	(5)
Net actuarial gain (loss) arising during the year	3	7	15
Net actuarial loss (gain) amortized during the year	(6)	(5)	(4)
Net prior service cost (credit) and transition obligation (asset) amortized during the year	(3)	(3)	(3)
Total recognized in other comprehensive income (loss)	(6)	(1)	8
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$ 4	$ 8	$ 13